Shareholders' Equity - Stock option activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at end of the period	112,649,035
Number of shares, Exercisable options at end of the period	68,036,535
Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options Outstanding at beginning of the period	94,349,035
Number of shares, Granted	18,800,000
Number of shares, Forfeited	(500,000)
Number of shares, Options Outstanding at end of the period	112,649,035	94,349,035
Number of shares, Exercisable options at end of the period	68,036,535
Weighted average exercise price, Outstanding at beginning of the period	$ 0.10
Weighted average exercise price, Granted	0.02
Weighted average exercise price, Forfeited	0.04
Weighted average exercise price, Outstanding at end of the period	0.09	$ 0.10
Options exercisable at end of the period, Weighted average exercise price	0.13
Weighted average grant date fair value, Granted	0.02
Weighted average grant date fair value, Forfeited	$ 0.03
Weighted average remaining contractual term, Options outstanding during the period (in years)	7 years 7 months 6 days	7 years 7 months 6 days
Weighted average remaining contractual term, Options exercisable at end of the period (in years)	6 years 9 months 18 days
Aggregate intrinsic value, Options outstanding at end of the period	$ 110,405
Aggregate intrinsic value, Options exercisable at end of the period	$ 42,305